SIGNIFICANT ACCOUNTING POLICIES AND BASIS OF PREPARATION - Intangible Assets (Details)	12 Months Ended
Mar. 31, 2023
Laboratory Equipment
Disclosure of detailed information about intangible assets [line items]
Useful life of equipment	5 years
Computer equipment [member]
Disclosure of detailed information about intangible assets [line items]
Useful life of equipment	3 years
Computer software [member]
Disclosure of detailed information about intangible assets [line items]
Useful life of intangible assets	3 years
Copyrights, patents and other industrial property rights, service and operating rights [member]
Disclosure of detailed information about intangible assets [line items]
Useful life of intangible assets	17 years